Income Tax (Details)	10 Months Ended
Dec. 31, 2025 USD ($)
Income Tax [Abstract]
Federal net operating loss carryforwards	$ 4,411,028
Valuation allowance	43,449,705
Unrecognized tax benefits
Tax Jurisdiction of Domicile [Extensible Enumeration]	Federal income tax rate